Contingent Liabilities	6 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities	CONTINGENT LIABILITIES
Repayment of Excess Interest
The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management future forecasts. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group’s financial position and results of operations. The allowance for repayment of excess interest established by MUFG’s consumer finance subsidiaries, which was included in Other liabilities, was ¥24,943 million and ¥22,616 million as of March 31, 2021 and September 30, 2021, respectively. Provision (reversal) related to the allowance for the six months ended September 30, 2020 and 2021 were not material.
Litigation
In the ordinary course of business, the MUFG Group is subject to various litigation and regulatory matters. In accordance with applicable accounting guidance, the MUFG Group establishes an accrued liability for loss contingencies arising from litigation and regulatory matters when they are determined to be probable in their occurrence and the probable loss amount can be reasonably estimated. Based upon current knowledge and consultation with counsel, management believes the eventual outcome of such litigation and regulatory matters, where losses are probable and the probable loss amounts can be reasonably estimated, would not have a material adverse effect on the MUFG Group’s financial position, results of operations or cash flows. Additionally, management believes the amount of loss that is reasonably possible, but not probable, from various litigation and regulatory matters is not material to the MUFG Group’s financial position, results of operations or cash flows.